Basis of preparation and going concern uncertainty (Details)					12 Months Ended
	Mar. 31, 2025	Oct. 08, 2024	Aug. 22, 2024	Apr. 25, 2024	Aug. 31, 2025 USD ($) item	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)
Basis of preparation and going concern uncertainty
Cash					$ 7,418,779
Working capital					9,277,798
Deficit					(71,581,558)	$ (49,929,565)	$ (39,546,394)
Issuance of shares and warrants, net of transaction costs paid					$ 25,103,817
Ratio to the conversion of stock split	10	9	15
Number of reverse stock splits	1	1	1		3
7858078 Canada Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
NVG Holdings Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
Nautical Ventures Group Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
Nautical Ventures North LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
Nautical Ventures Marine LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
NV Marina LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
Nautical Ventures West LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
Nautical Ventures Panhandle LLC
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
EB Rental Ltd.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					0.00%
Percentage of ownership interest disposed				100.00%
EB Rental Ventura Corp.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
EB Rental FL Corp.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
EBR Palm Beach Inc.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%
Vision Marine Technologies Corp.
Basis of preparation and going concern uncertainty
Proportion of ownership held by the Company					100.00%